Intangible Assets other than Goodwill - Summary of Intangible Asset Explanatory and Changes in intangible assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	₩ 1,046,918
Changes in intangible assets other than goodwill
Impairment	(8,439)	₩ (902)	₩ (2,865)
Ending balance	1,001,295	1,046,918
Intangible assets other than goodwill
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	1,046,918	1,033,984
Changes in intangible assets other than goodwill
Acquisition	102,493	92,859
Disposal	(4,601)	(542)
Amortization	(158,610)	(163,567)
Impairment	(8,396)	(902)
Others	23,491	85,086
Ending balance	1,001,295	1,046,918	1,033,984
Intangible assets other than goodwill | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	4,418,623
Changes in intangible assets other than goodwill
Ending balance	4,450,800	4,418,623
Intangible assets other than goodwill | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(2,761,470)
Changes in intangible assets other than goodwill
Ending balance	(2,828,428)	(2,761,470)
Intangible assets other than goodwill | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(604,750)
Changes in intangible assets other than goodwill
Ending balance	(614,553)	(604,750)
Intangible assets other than goodwill | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(5,485)
Changes in intangible assets other than goodwill
Ending balance	(6,524)	(5,485)
Software
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	179,145
Changes in intangible assets other than goodwill
Ending balance	172,101	179,145
Software | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	179,989	197,841
Changes in intangible assets other than goodwill
Acquisition	23,008	18,249
Disposal	(2,267)	(4)
Amortization	(89,309)	(88,985)
Impairment	40	0
Others	61,444	52,888
Ending balance	172,905	179,989	197,841
Software | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	1,156,641
Changes in intangible assets other than goodwill
Ending balance	1,237,800	1,156,641
Software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(976,633)
Changes in intangible assets other than goodwill
Ending balance	(1,064,876)	(976,633)
Software | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(19)
Changes in intangible assets other than goodwill
Ending balance	(19)	(19)
Software | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(844)	(413)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	342	229
Impairment	0	0
Others	(302)	(660)
Ending balance	(804)	(844)	(413)
Copyrights, patents rights and other industrial rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	26,631
Changes in intangible assets other than goodwill
Ending balance	14,932	26,631
Copyrights, patents rights and other industrial rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	26,631	23,491
Changes in intangible assets other than goodwill
Acquisition	390	576
Disposal	(12)	(44)
Amortization	(4,937)	(4,846)
Impairment	(8,348)	0
Others	1,208	7,454
Ending balance	14,932	26,631	23,491
Copyrights, patents rights and other industrial rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	107,040
Changes in intangible assets other than goodwill
Ending balance	57,100	107,040
Copyrights, patents rights and other industrial rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(71,231)
Changes in intangible assets other than goodwill
Ending balance	(42,168)	(71,231)
Copyrights, patents rights and other industrial rights | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(9,178)
Changes in intangible assets other than goodwill
Ending balance	0	(9,178)
Copyrights, patents rights and other industrial rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Mining rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	29,422
Changes in intangible assets other than goodwill
Ending balance	8,688	29,422
Mining rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	29,422	32,165
Changes in intangible assets other than goodwill
Acquisition	30	0
Disposal	(972)	(100)
Amortization	(1,569)	(5,798)
Impairment	0	0
Others	(18,223)	3,155
Ending balance	8,688	29,422	32,165
Mining rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	670,083
Changes in intangible assets other than goodwill
Ending balance	626,449	670,083
Mining rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(66,938)
Changes in intangible assets other than goodwill
Ending balance	(16,125)	(66,938)
Mining rights | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(573,723)
Changes in intangible assets other than goodwill
Ending balance	(601,636)	(573,723)
Mining rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Development expenditures
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	72,734
Changes in intangible assets other than goodwill
Ending balance	68,029	72,734
Development expenditures | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	73,673	55,434
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	(27,901)	(25,830)
Impairment	0	0
Others	22,797	44,069
Ending balance	68,569	73,673	55,434
Development expenditures | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	1,011,550
Changes in intangible assets other than goodwill
Ending balance	1,033,744	1,011,550
Development expenditures | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(937,877)
Changes in intangible assets other than goodwill
Ending balance	(965,175)	(937,877)
Development expenditures | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Development expenditures | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(939)	(2,121)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	496	1,364
Impairment	0	0
Others	(97)	(182)
Ending balance	(540)	(939)	(2,121)
Intangible assets under development
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	84,168
Changes in intangible assets other than goodwill
Ending balance	120,643	84,168
Intangible assets under development | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	87,641	86,013
Changes in intangible assets other than goodwill
Acquisition	75,291	69,878
Disposal	0	0
Amortization	0	(14)
Impairment	(30)	0
Others	(37,215)	(68,236)
Ending balance	125,687	87,641	86,013
Intangible assets under development | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	96,544
Changes in intangible assets other than goodwill
Ending balance	125,687	96,544
Intangible assets under development | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Intangible assets under development | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(8,903)
Changes in intangible assets other than goodwill
Ending balance	0	(8,903)
Intangible assets under development | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(3,473)	(2,458)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	0	0
Impairment	0	0
Others	(1,571)	(1,015)
Ending balance	(5,044)	(3,473)	(2,458)
Usage rights of donated assets and other
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	133,379
Changes in intangible assets other than goodwill
Ending balance	131,241	133,379
Usage rights of donated assets and other | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	133,379	145,251
Changes in intangible assets other than goodwill
Acquisition	0	36
Disposal	0	0
Amortization	(11,599)	(11,903)
Impairment	0	0
Others	9,461	(5)
Ending balance	131,241	133,379	145,251
Usage rights of donated assets and other | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	592,680
Changes in intangible assets other than goodwill
Ending balance	602,139	592,680
Usage rights of donated assets and other | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(459,165)
Changes in intangible assets other than goodwill
Ending balance	(470,762)	(459,165)
Usage rights of donated assets and other | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(136)
Changes in intangible assets other than goodwill
Ending balance	(136)	(136)
Usage rights of donated assets and other | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Leasehold rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	2,431
Changes in intangible assets other than goodwill
Ending balance	1,688	2,431
Leasehold rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	2,431	3,929
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	(743)	(960)
Impairment	0	(538)
Others	0	0
Ending balance	1,688	2,431	3,929
Leasehold rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	28,185
Changes in intangible assets other than goodwill
Ending balance	28,185	28,185
Leasehold rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(25,216)
Changes in intangible assets other than goodwill
Ending balance	(25,959)	(25,216)
Leasehold rights | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(538)
Changes in intangible assets other than goodwill
Ending balance	(538)	(538)
Leasehold rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Greenhouse gas emissions rights
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	135,534
Changes in intangible assets other than goodwill
Ending balance	108,300	135,534
Greenhouse gas emissions rights | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	135,534	107,086
Changes in intangible assets other than goodwill
Acquisition	1,523	123
Disposal	0	0
Amortization	0	(416)
Impairment	0	0
Others	(28,757)	28,741
Ending balance	108,300	135,534	107,086
Greenhouse gas emissions rights | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	135,534
Changes in intangible assets other than goodwill
Ending balance	108,300	135,534
Greenhouse gas emissions rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Greenhouse gas emissions rights | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Greenhouse gas emissions rights | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	0
Changes in intangible assets other than goodwill
Ending balance	0	0
Others
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	383,474
Changes in intangible assets other than goodwill
Ending balance	375,673	383,474
Others | Carrying Amount Other than Government Grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	383,703	388,088
Changes in intangible assets other than goodwill
Acquisition	2,251	3,997
Disposal	(1,350)	(394)
Amortization	(23,483)	(26,501)
Impairment	(58)	(364)
Others	14,746	18,877
Ending balance	375,809	383,703	388,088
Others | Acquisition cost
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	620,366
Changes in intangible assets other than goodwill
Ending balance	631,396	620,366
Others | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(224,410)
Changes in intangible assets other than goodwill
Ending balance	(243,363)	(224,410)
Others | Accumulated impairment losses
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(12,253)
Changes in intangible assets other than goodwill
Ending balance	(12,224)	(12,253)
Others | Government grants
Reconciliation of changes in intangible assets other than goodwill
Beginning balance	(229)	(322)
Changes in intangible assets other than goodwill
Acquisition	0	0
Disposal	0	0
Amortization	93	93
Impairment	0	0
Others	0	0
Ending balance	₩ (136)	₩ (229)	₩ (322)